Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-based Compensation [Abstract]
Schedule of Activity for Restricted Stock Units

The following table summarizes restricted stock unit (“RSUs”) activity for the year ended December 31, 2024:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested and outstanding as of December 31, 2023	174,114	$124.59
Granted	6,203	12.54
Vested and released	(31,257)	181.01
Forfeited/cancelled	(17,610)	91.67
Outstanding as of December 31, 2024	131,450	$87.02
Vested and exercisable	(6,430)	93.32
Unvested and outstanding as of December 31, 2024	125,020	$86.69